FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017
Liabilities Measured at Fair Value
Balance	$ 95,276	$ 418,537
Issuances	3,671,505	600,564
Convert or Redeem	(2,696,755)	(612,850)
Revaluation gain	195,725	(310,975)
Balance	$ 1,265,751	$ 95,276